Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATIONAL ACTIVITIES
Net income from continuing operations	R$ 1,149,321	R$ 3,859,045	R$ 3,834,172
Net income from discontinued operations		1,189,557	75,578
NET INCOME	1,149,321	5,048,602	3,909,750
Adjustments to reconcile net income for the period with cash generation from operating activities:
Unrealized monetary and exchange variation and debt charges - net	1,314,407	622,680	456,456
Interest - bonus from the grant of concession agreements under the quota system	(118,439)	(134,482)	(94,307)
Remuneration of transmission concession contracts	(769,248)	(1,084,986)	(777,670)
Provision for allocation of PIS and Cofins credits	1,821,933	(21,640)	(1,755,112)
Income tax and social contribution	429,267	469,226	1,260,469
Deferred income tax and social contribution	(628,389)	790,406	24,896
Equity in earnings of investees	(478,577)	(303,137)	(193,547)
Appropriation of post-employment benefits obligations	268,171	246,812	224,478
Creation for research and development and energy efficiency programs	156,690	194,016	148,019
Recognition of fair value of assets from the indemnity for the concession	(89,941)	(142,642)	(57,341)
Sectorial financial assets and liabilities result	(1,847,863)	(2,502,324)	(746,052)
Depreciation and amortization	1,300,982	1,082,539	1,009,912
Net operating estimated losses, provisions and reversals	831,216	240,787	237,294
Result do Hydrological Risk Renegotiation - GSF		(1,570,543)
Realization of added value in business combinations	(721)	(722)	(722)
Fair value in energy purchase and sale operations	(32,748)	35,818	(137,463)
Derivatives fair value	2,907	20,401	(24,511)
Loss on disposal of accounts receivable related to concession	26,703	20	144
Loss on disposal of contract assets	8,829	7,155	35,590
Loss on disposal of property, plant and equipment	42,841	40,305	5,195
Loss on disposal of intangible assets	55,177	30,623	52,811
Result of write-offs of use rights of assets and liabilities of leases - net	(79)	(177)	(314)
Net income for the period from discontinued operations		(1,189,557)
Total	3,442,439	1,879,180	3,577,975
Decrease (increase) in assets
Trade accounts receivable	1,628,696	(210,965)	(175,049)
Dividends and interest on own capital received	67,732	82,937	53,952
CRC transferred to the Government of the State of Paraná		1,646,614	300,025
Judicial deposits	575	(87,866)	16,729
Sectorial financial assets	966,466	1,509,802	979,642
Other receivables	62,369	(129,814)	(13,898)
Inventories	2,929	(30,699)	(40,035)
Income tax and social contribution recoverable	(498,961)	(267,179)	123,582
Other taxes recoverable	264,048	(64,130)	74,125
Prepaid expenses	(6,410)	(16,621)	(3,473)
Related parties	(1,135)
Total	2,486,309	2,432,079	1,315,600
Increase (decrease) in liabilities
Payroll, social charges and accruals	(190,627)	17,224	347,002
Related parties
Suppliers	(504,362)	(53,298)	292,108
Other taxes	892,002	834,358	(79,053)
Post-employment benefits	(201,566)	(198,626)	(197,143)
Sectorial charges due	(151,898)	164,674	5,204
Research and development and energy efficiency	(203,673)	(246,744)	(153,729)
Payable related to the concession	(106,370)	(88,430)	(74,931)
Other accounts payable	105,631	21,828	117,610
Provisions for legal claims	(242,212)	(207,877)	(167,316)
Total	(603,075)	243,109	89,752
CASH GENERATED BY OPERATING ACTIVITIES	5,325,673	4,554,368	4,983,327
Income tax and social contribution paid	(174,295)	(659,318)	(636,420)
Loans and financing - interest due and paid	(337,455)	(193,421)	(183,391)
Debentures - interest due and paid	(890,123)	(343,903)	(386,281)
Charges for lease liabilities paid	(21,151)	(6,514)	(6,679)
CONTINUING OPERATIONS	3,902,649	3,351,212	3,770,556
DISCONTINUED OPERATIONS		35,620	170,288
NET CASH GENERATED FROM OPERATING ACTIVITIES	3,902,649	3,386,832	3,940,844
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	67,157	(54,120)	(48,238)
Additions to contract assets	(1,923,558)	(1,482,785)	(1,236,999)
Acquisitions of subsidiaries - effect on cash	(18,031)	(501,886)
Additions in investments	(4,829)	(30,970)	(72,439)
Capital reduction of investees	61,536		228
Additions to property, plant and equipment	(535,542)	(338,137)	(226,325)
Additions to intangible assets	(421,729)	(4,546)	(10,225)
FROM CONTINUING OPERATIONS	(2,774,996)	(2,412,444)	(1,593,998)
FROM DISCONTINUED OPERATIONS		2,444,352	(73,573)
NET CASH GENERATED (USED) FROM INVESTING ACTIVITIES	(2,774,996)	31,908	(1,667,571)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	1,891,954	134,313	263,000
Transaction costs of loans and financing obtained from third parties	(19,781)	(1,647)
Issue of debentures	1,500,000	3,000,000
Transaction costs in the issuing of debentures	(14,445)	(35,030)
Payments of principal - loans and financing	(1,000,319)	(202,577)	(248,863)
Payments of principal - debentures	(2,051,481)	(1,852,048)	(1,036,490)
Amortization of principal of lease liabilities	(60,200)	(51,270)	(46,365)
Dividends and interest on own capital paid	(2,167,769)	(3,874,318)	(626,357)
FROM CONTINUING OPERATIONS	(1,922,041)	(2,882,577)	(1,695,075)
FROM DISCONTINUED OPERATIONS		(1,850)	(20,038)
NET CASH USED FROM FINANCING ACTIVITIES	(1,922,041)	(2,884,427)	(1,715,113)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(794,388)	534,313	558,160
Cash and cash equivalents at the beginning of the period	3,472,845	3,222,768	2,941,727
Cash and cash equivalents at the end of the period	2,678,457	3,472,845	3,222,768
Cash and cash equivalents variations from discontinued operations		284,236	277,119
CHANGE IN CASH AND CASH EQUIVALENTS	R$ (794,388)	R$ 534,313	R$ 558,160